Equity (Details) $ / shares in Units, ¥ in Millions											1 Months Ended					12 Months Ended
		Oct. 25, 2023 USD ($) $ / shares shares	Mar. 01, 2023 shares	Oct. 11, 2022 USD ($) $ / shares	Jun. 30, 2022 $ / shares shares	Jun. 13, 2022 USD ($) $ / shares	Apr. 11, 2022 USD ($) $ / shares shares	Apr. 21, 2021 USD ($) $ / shares shares	Mar. 19, 2021 USD ($) $ / shares shares	Nov. 06, 2020 shares	Jun. 30, 2022 shares	Nov. 26, 2021 $ / shares shares	Nov. 25, 2021 $ / shares shares	Mar. 23, 2021 USD ($) $ / shares	Oct. 21, 2020 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Sep. 21, 2021 shares	Aug. 16, 2019 shares
Equity (Details) [Line Items]
Ordinary shares	[1]															450,000,000		450,000,000			450,000,000
Preferred shares, authorized	[1]															50,000,000		50,000,000			50,000,000
Ordinary shares, issued	[1]															2,170,475		2,132,785			2,170,475
Ordinary shares, outstanding	[1]															2,170,475		2,132,785			2,170,475
Ordinary share (in Dollars) | $				$ 2,576,600		$ 5,230,000										$ 3,473	[1]	$ 3,413	[1]
Ordinary share par value (in Dollars per share) | $ / shares	[1]															$ 0.0016		$ 0.0016
Purchase price (in Dollars per share) | $ / shares				$ 1.4		$ 1.2
Aggregate offering price (in Dollars) | $				$ 3,607,240		$ 6,276,000
Over allotment option									427,143
Warrant exercise price (in Dollars per share) | $ / shares									$ 9.1
Preferred shares, issued	[1]															46,875		46,875			46,875
Preferred stock, par value (in Dollars per share) | $ / shares	[1]															$ 0.0016		$ 0.0016
Fair value (in Dollars) | $								$ 770,000
Closing stock price (in Dollars per share) | $ / shares							$ 2.07	$ 7.7				$ 10.06
Restricted stock units			30,000								120,000
RSUs granted description																The RSUs granted to the then Chief Executive Officer and Vice President have a graded vesting schedule with 25% or 39,750 RSUs vested on June 30, 2022, 25% or 39,750 RSUs vested on October 1, 2022, 25% or 39,750 RSUs vested on January 1, 2023, and the remaining 25% or 39,750 RSUs vested on April 1, 2023. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis.
Granted shares							500,500
Ordinary shares (in Dollars) | $							$ 1,036,035
Closing stock price (in Dollars per share) | $ / shares					$ 2.62
Compensation cost (in Dollars) | $																$ 129,690		$ 208,290
Share-based compensation expense (in Dollars) | $																$ 129,690		$ 1,847,925		$ 971,200
Preferred shares, unissued		16
Share capital of increased to divided (in Dollars) | $		$ 800,000
Authorized share capital increased to divided		500,000,000
Designated as preferred shares		50,000,000
Statutory surplus reserve percentage																25.00%		25.00%		25.00%
Registered capital amount | $																$ 2,000,000
Paid in capital and statutory reserve (in Dollars) | $																$ 45,106,851		$ 42,106,851
Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares, issued								100,000								60,000,000					60,000,000	4,000,000
Ordinary shares, outstanding																60,000,000					60,000,000
Share issued	[2]															34,594		487,912		266,965
Aggregated proceeds (in Dollars) | $															$ 10,000,000
Aggregate ordinary share										42,298,849
Outstanding ordinary share percentage										66.67%
Restricted stock units												80,000
Underwriters warrants [Member]
Equity (Details) [Line Items]
Aggregate ordinary share													137,111
Aggregate percentage									10.00%
Warrants outstanding term									5 years
Ordinary share period													5 days
Market price (in Dollars per share) | $ / shares													$ 13.402
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred shares, authorized																50,000,000					50,000,000
Preferred shares, issued																750,000					750,000
Preferred stock, par value (in Dollars per share) | $ / shares																$ 0.0001
Share Consolidation [Member]
Equity (Details) [Line Items]
Ordinary shares, issued		(1)
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0016
Market price (in Dollars per share) | $ / shares		$ 0.0016
Preferred shares, issued		(1)
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0016
Issued ordinary shares		(16)
Unissued ordinary shares		(16)
Statutory reserve [Member]
Equity (Details) [Line Items]
Registered capital amount | ¥																					¥ 14
Statutory reserve (in Dollars) | $																$ 394,541		$ 394,541
Minimum [Member] | Statutory reserve [Member]
Equity (Details) [Line Items]
Statutory surplus reserve percentage																10.00%
Maximum [Member] | Statutory reserve [Member]
Equity (Details) [Line Items]
Statutory surplus reserve percentage																50.00%
CAYMAN ISLANDS | Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares																							450,000,000
Preferred shares, authorized																							50,000,000
IPO [Member]
Equity (Details) [Line Items]
Ordinary share (in Dollars) | $									$ 3,714,286
Ordinary share par value (in Dollars per share) | $ / shares									$ 0.0001
Price per share (in Dollars per share) | $ / shares									$ 7
Additional ordinary share (in Dollars) | $														$ 557,143
Ordinary shares, price per share (in Dollars per share) | $ / shares														$ 7
Underwriting discounts and expenses (in Dollars) | $														$ 25,700,000
Preferred Stock [Member] | Share Consolidation [Member]
Equity (Details) [Line Items]
Preferred shares, issued		16
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0016
Common Stock [Member] | Share Consolidation [Member]
Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Issued ordinary shares		450,000,000
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																$ 0.0016
Preferred Stock [Member] | Share Consolidation [Member]
Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Chief Executive Officer [Member]
Equity (Details) [Line Items]
Ordinary shares					39,000						39,000
Investor [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Share issued															3,448,274
Chief Financial Officer [Member]
Equity (Details) [Line Items]
RSUs granted description																The RSUs granted to the then Chief Financial Officer had a graded vesting schedule with 25% or 20,000 RSUs vested on November 26, 2021, 25% or 20,000 RSUs vested on March 31, 2022, 25% or 20,000 RSUs vested on June 30, 2022, and the remaining 25% or 20,000 RSUs vested on September 30, 2022. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis. The RSUs granted to the then Chief Financial Officer resulted in $201,200 compensation cost for the year ended December 31, 2021 and $603,600 compensation cost for the year ended December 31, 2022, which were charged to general and administrative expenses.

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).